GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 434,075	$ 298,446	$ 1,666,079	$ 2,524,680
Retained earnings	5,371,426		$ 4,945,586	$ 3,258,687
Working capital	$ 374,149